Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total income tax expense	$ 339,178	$ 472,695
PRC [Member]
Current tax expense	32,442	101,128
Deferred tax expense	$ 306,736	$ 371,567